Annual Total Returns - FidelityAdvisorMortgageSecuritiesFund-RetailPRO - FidelityAdvisorMortgageSecuritiesFund-RetailPRO - Fidelity Advisor Mortgage Securities Fund - Fidelity Mortgage Securities Fund	Oct. 30, 2023
Bar Chart Table:
Annual Return 2013	(1.80%)
Annual Return 2014	6.34%
Annual Return 2015	1.47%
Annual Return 2016	1.86%
Annual Return 2017	2.34%
Annual Return 2018	0.78%
Annual Return 2019	6.41%
Annual Return 2020	4.40%
Annual Return 2021	(1.04%)
Annual Return 2022	(12.21%)